Earnings / (loss) per share (Tables)	12 Months Ended
Mar. 31, 2024
Earnings per share [abstract]
Summary of Earning Per Share

Earnings / (loss) per share

The following reflects the earnings / (loss) and share data used for the basic and diluted EPS computations:
	For the year ended March 31,
	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)

Earning/ (loss) attributable to equity holders of the parent	(16,077)	(4,817)	3,404	41
Add: Loss attributable to one class B share @	551	56	117	1
Add: Loss attributable to one class D share ^	437	44	113	1
Earning/ (loss) attributable to equity holders of Class A and C for basic and diluted earnings	(15,089)	(4,717)	3,634	44

Earning / (loss) per share: Basic
Equity shares: Class A shares (in absolute INR and USD, par value of USD 0.0001)	(40.82)	(12.32)	9.94	0.12
Equity shares: Class C shares (in absolute INR and USD, par value of USD 0.0001)	(40.82)	(12.32)	9.94	0.12

Earning / (loss) per share: Diluted
Equity shares: Class A shares (in absolute INR and USD, par value of USD 0.0001)	(40.82)	(12.32)	9.92	0.12
Equity shares: Class C shares (in absolute INR and USD, par value of USD 0.0001)	(40.82)	(12.32)	9.92	0.12

	For the year ended March 31,
	2022	2023	2024
Weighted average number of equity shares in calculating basic EPS*
Weighted Average number of shares of RPL	127,082,377	—	—
Class A shares of the Company	170,901,108	264,167,259	247,142,406
Class C shares of the Company	71,666,828	118,363,766	118,363,766
Weighted average number of equity shares in calculating basic EPS	369,650,313	382,531,025	365,506,172

Computation of Weighted average number of equity shares in calculating diluted EPS#
Weighted average number of equity shares in calculating basic EPS	369,650,313	382,531,025	365,506,172
Impact of share options (dilutive)	—	—	875,605
Weighted average number of equity shares in calculating diluted EPS	369,650,313	382,531,025	366,381,777

* The weighted average number of ordinary shares outstanding for the year ended March 31, 2024, 2023 and 2022:

(a) the number of ordinary shares outstanding from April 1, 2021 to August 23, 2021 is computed on the basis of the weighted average number of ordinary shares of RPL outstanding during the period multiplied by the exchange ratio established in the Transaction (i.e., 1 RPL share to 0.8289 Company Share); and

(b) the number of ordinary shares outstanding from August 24, 2021 to March 31, 2022, April 1, 2022 to March 31, 2023 and April 1, 2023 to March 31, 2024 is the actual number of ordinary shares of the Company outstanding during that period.

@ Class B share is not the most subordinate to other classes of equity instruments as per IAS 33. Refer Note 16 for terms of Class B share.

^ Class D share is a redeemable share and therefore, is not considered as ordinary shares as per IAS 33. Refer Note 16 for terms of Class D share.

# Since the effect of all potential equity shares other than mentioned above were anti-dilutive in year ended March 2024, 2023 and 2022, it has not been considered for the purpose of computing diluted earnings per share.